Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Lunt Large Cap Alternator ETF (ALTL)
Pacer Lunt MidCap Multi-Factor Alternator ETF (PAMC)
Pacer Pacific Asset Floating Rate High Income ETF (FLRT)
(each, a “Fund” and together, the “Funds”)
each a series of Pacer Funds Trust

Supplement dated October 18, 2024 to each Fund’s Summary Prospectus and the Funds’ Prospectus and Statement of Additional Information (“SAI”), each dated August 31, 2024, as previously supplemented
Effective immediately, the Summary Prospectus for each Fund and the Funds’ Prospectus and SAI are revised to reflect that the Funds are each classified as a diversified fund. The specific changes are shown below.
Summary Prospectus & Prospectus
The following sentence is deleted from the “Principal Investment Strategies of the Fund” section in each Summary Prospectus and Prospectus for ALTL and PAMC:
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The risk description below is hereby deleted under the Summary section entitled “Principal Risks of Investing in the Fund” for ALTL and PAMC.
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Supplement Closing [Text Block]	ck0001616668_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.
Pacer Lunt Large Cap Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Lunt Large Cap Alternator ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Pacer Lunt Large Cap Alternator ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Pacer Lunt Large Cap Alternator ETF | Pacer Lunt Large Cap Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ALTL
Pacer Lunt MidCap Multi-Factor Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Lunt MidCap Multi-Factor Alternator ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Pacer Lunt MidCap Multi-Factor Alternator ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Pacer Lunt MidCap Multi-Factor Alternator ETF | Pacer Lunt MidCap Multi-Factor Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAMC